Related Party Transactions	6 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of Feng Zhou, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou

Related party balances

a. The amounts due from related parties as of September 30, 2021 and March 31, 2021 were as follows:

	September 30, 2021 (Unaudited)	March 31, 2021
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$2,978,137	$-
	-	-
Total	$2,978,137	$-

b. The amounts due to related parties as of September 30, 2021 and March 31, 2021 were as follows:

	September 30, 2021 (Unaudited)	March 31, 2021
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$-	$10,351,338
Feng Zhou	52,235
Jianping Zhou	2,065,313	1,797,123
Total	$2,117,548	$12,148,461

Related party transactions

For the six months ended September 30, 2021 and 2020, the Company generated revenues of $2,312 and $1,132,346, respectively, from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd.

For the six months ended September 30, 2021 and 2020, the Company generated revenues of $9,574 and $57,749, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese hospital Co. Ltd.

For the six months ended September 30, 2021 and 2020, the Company generated revenue of $4,503 and Nil, respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic.

For the six months ended September 30, 2021, the Company repaid $13,285,682 to Feng Zhou, Jiangsu Health Pharmaceutical Investment Co., Ltd. and Jianbin Zhou. For the six months ended September 30, 2020, the Company received $323,080 from Jiangsu Health Pharmaceutical Investment Co., Ltd. and Feng Zhou.